Sales and Costs of Goods and Real Estate and Services Income and Expenses - Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Sales of goods and real estate		¥ 1,079,052	¥ 1,015,249
Costs of goods and real estate sold	¥ 535,261	1,003,509	928,794
Product
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Sales of goods and real estate		954,807	898,022
Costs of goods and real estate sold		896,515	832,423
Real Estate
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Sales of goods and real estate		124,245	117,227
Costs of goods and real estate sold		¥ 106,994	¥ 96,371